KEMPER
MONEY FUNDS

ANNUAL REPORT TO SHAREHOLDERS
FOR THE YEAR ENDED JULY 31, 1996

    " . . .    when there was a likelihood of
    rising rates...the average maturities on the funds had been reduced...This puts us in a position to capture higher rates if they are available."


[KEMPER MUTUAL FUNDS LOGO]

Contents

3
Performance Update
6
Portfolio Statistics
7
Portfolio of
Investments
14
Report of
Independent Auditors
15
Financial Statements
17
Notes to
Financial Statements
18
Financial Highlights

At a Glance

--------------------------------------------------------------------------------
Yield Comparison+
--------------------------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 1996

[LIPPER GRAPH]


Kemper Money Market Fund                                             5.20%
First Tier Money Money Fund Average*                                 4.93%
Kemper Government Money Fund                                         5.20%
Government Money Fund Average*                                       4.81%
Kemper Tax-Free Money Fund                                           3.38%
Tax-Exempt Fund Average*                                             3.02%


Note: The tax equivalent yield for Kemper Tax-Free Money Fund was 5.37%.

The tax-equivalent yield for Kemper Tax-Free Money Fund is based on a marginal federal income tax rate of 37.1%. Income from Kemper Tax-Free Money Fund may be subject to state and local taxes and, for some investors, a portion of income may be subject to the alternative minimum tax.
  An investment in money market funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a fund will be able to maintain a stable net asset value of $1.00 per share.

+The 12 month yield reflects the sum of the daily dividends for the portfolios during the annual period.

*The funds are compared to their respective IBC Financial Data categories: First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and tracked by IBC Financial Data; Government Money Fund Average includes all non-institutional government money market funds tracked by IBC Financial Data; Tax-Exempt Money Fund Average consists of all non-institutional tax-free money market funds tracked by IBC Financial Data.

--------------------------------------------------------------------------------
Kemper Money Funds
Lipper Rankings
--------------------------------------------------------------------------------

Compared to all other funds in the respective Lipper category**

              1-YEAR     5-YEAR     10-YEAR   20-YEAR
------------------------------------------------------
KEMPER
MONEY         #27 OF     #17 OF      #5 OF     #1 OF
MARKET FUND  282 FUNDS  176 FUNDS  105 FUNDS  24 FUNDS
------------------------------------------------------
KEMPER
GOVERNMENT     #7 OF      #6 OF      #2 OF
MONEY FUND   112 FUNDS  72 FUNDS   40 FUNDS     N/A
------------------------------------------------------
KEMPER
TAX-FREE       #8 OF      #7 OF
MONEY FUND   133 FUNDS  91 FUNDS      N/A       N/A
------------------------------------------------------

**Lipper Analytical Services, Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/96. Rankings are historical and do not reflect future performance. The Lipper categories that are used for comparison are as follows: Kemper Money Market Fund compared to the Lipper Money Market Instrument Fund category, Kemper Government Money Fund compared to the Lipper Government Money Market Fund category and Kemper Tax-Free Money Fund compared to the Lipper Tax-Exempt Money Market Fund category.

Terms To Know

AVERAGE MATURITY The weighted average number of days in which each security in the portfolio matures.

GROSS DOMESTIC PRODUCT (GDP) The dollar value of all goods and services produced in the United States. Market observers track the change in GDP as a measure of how fast the economy is growing.

FEDERAL FUNDS RATE The interest rate banks charge each other for overnight loans that are needed to meet reserve requirements. The federal funds rate is often considered the most sensitive indicator of the direction of interest rates.

PERFORMANCE UPDATE

[RACHWALSKI PHOTO]

SHORT-TERM INTEREST RATES FELL AND THEN ROSE, CAUSING INVESTORS TO CONTINUE TO MARVEL AT THE RESILIENCE OF THE ECONOMIC EXPANSION. IN A YEAR OF OFTEN CONFLICTING MARKET DIRECTION, PORTFOLIO MANAGER FRANK RACHWALSKI DISCUSSES HOW KEMPER MONEY FUNDS KEPT PACE -- AND OUTPERFORMED THE AVERAGE OF THEIR MONEY MARKET FUND PEERS.

Frank Rachwalski is senior vice president of Zurich Kemper Investments, Inc. and vice president and portfolio manager of Kemper Money Funds since its inception. Rachwalski holds a B.B.A. and an M.B.A. degree from Loyola University.
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other conditions.

 Q   FRANK, LET'S BEGIN WITH A REVIEW OF THE INTEREST RATE ENVIRONMENT IN THE
LAST 12 MONTHS (FROM AUGUST 1, 1995, TO JULY 31, 1996).

 A   It was a year of transition. In the first half of the fiscal year, interest rates were declining, aided by two cuts by the Federal Reserve Board (Fed). The Fed reduced rates to stimulate what had been sluggish economic growth.

  In fact, the rate reductions worked -- the economy began to pick up speed. But by March, investors had swung from worrying about the health of the economy to worrying that it was growing so fast that it could overheat. The Fed is known to consider 2.5% to 3% an acceptable, non-inflationary rate of growth for the country's gross domestic product (GDP). Growth beyond that range -- and the economy was reported to have grown at 4.2% in the second quarter -- heightens expectations that intervention is needed to force a slowdown.

  So, from March through the end of July, investors anticipated rising short-term interest rates. No action was taken by the Fed, however, based on its expectations of slower growth in the second half of the year.

 Q   HOW DID THIS TURNABOUT IN THE DIRECTION OF INTEREST RATES AFFECT YOUR
MANAGEMENT OF KEMPER MONEY FUNDS?

 A   Our strategy was to adjust the average maturities of the funds to coordinate with our interest rate outlook. Our general practice has been to conservatively manage the funds' average maturities in a range of 25 to 60 days. At the beginning of the reporting period, when we expected interest rates to decline, we extended average maturities to a range of 40 to 45 days, attempting to lock in the higher rates for as long as possible. But in March, when there was a likelihood of rising rates, we took the opposite approach, reducing average maturities to a range of 35 to 40 days. By July, -- when there was no doubting the economic expansion was underway -- the average maturities on the funds had been reduced to approximately 30 days. This puts us in a position to capture higher rates if they are available.

 Q   FRANK, KEMPER MONEY FUNDS HAVE CONSISTENTLY OUTPERFORMED THE AVERAGE OF
THEIR PEERS IN RANKINGS PUBLISHED BY LIPPER ANALYTICAL SERVICES, INC. (SEE PAGE
2). WHAT DO YOU ATTRIBUTE THIS SUCCESS TO?

 A   I've just described our adjustment of the funds this year in response to often conflicting market information. The experience that our team has,

PERFORMANCE UPDATE

having taken part in several interest rate cycles, has prepared them to know how to react to certain changes in the markets. In fact, the members of our investment team have an average of almost 15 years of investment experience. Also, we are very selective when buying securities in order to capture value from high quality securities.

 Q   SO, KEMPER MONEY FUNDS END THE FISCAL YEAR POSITIONED FOR RISING INTEREST
RATES.

WHAT'S YOUR OUTLOOK FOR THE NEXT SEVERAL MONTHS?

 A   When we look at the recent solid levels of job creation, growth in personal income and prospects for trade with improving foreign economies, we think the economy will continue to expand. Assuming the growth continues at the pace we expect, we'd look for the Federal Reserve Board to increase short-term interest rates by 0.25% to 0.50% at some point in the fourth quarter. Based on this scenario and to take full advantage of higher rates, we will remain defensive with shorter maturities.

 Q   WHAT ABOUT RISKS TO THIS OUTLOOK?

 A   The obvious risk is that our expectation of continued strong economic growth is incorrect and rates fail to rise. On the positive side, being defensive with shorter maturities will provide the opportunity and flexibility to quickly lengthen if our outlook changes. But based on positive economic data we have observed, we rate the probability of weak economic growth low.

PERFORMANCE UPDATE
AVERAGE ANNUAL TOTAL RETURNS*
FOR PERIODS ENDED JULY 31, 1996

                                      1-YEAR     5-YEAR     10-YEAR          LIFE OF FUND
----------------------------------------------------------------------------------------------
KEMPER MONEY MARKET FUND               5.34%      4.26%       5.89%     7.93% (SINCE 11/25/74)
----------------------------------------------------------------------------------------------
KEMPER GOVERNMENT MONEY FUND           5.34       4.28        5.83      6.80 (SINCE 11/30/81)
----------------------------------------------------------------------------------------------
KEMPER TAX-FREE MONEY FUND             3.44       3.06         N/A      4.09 (SINCE 9/10/87)
----------------------------------------------------------------------------------------------

    Past performance is not predictive of future performance. Returns fluctuate.

*Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of all dividends. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

YIELD COMPARISON

 KEMPER MONEY MARKET FUND COMPARED TO FIRST TIER MONEY MARKET FUNDS FROM 8/1/95 THROUGH 7/30/96

MONEY MARKET FUND
                                  [LINE GRAPH]

  8/1/95            9/26          11/21              1/16             3/12           5/7           7/30/96
5.52    5.27    5.35    5.18    5.35    5.17     5.37   5.03      4.98  4.67      4.97  4.67     5.09   4.74
5.47    5.24    5.36    5.21    5.38    5.19     5.35   5.01      4.99  4.7       4.99  4.67
5.43    5.22    5.35    5.16    5.35    5.16     5.3    4.97      4.97  4.68      5.03  4.67
5.4     5.22    5.38    5.17    5.37    5.16     5.22   4.88      4.96  4.7       5.02  4.67
5.43    5.22    5.37    5.16    5.41    5.16     5.17   4.82      4.96  4.68      5.02  4.69
5.37    5.21    5.35    5.18    5.41    5.14     5.12   4.78      4.98  4.7       5.03  4.68
5.4     5.19    5.38    5.16    5.38    5.12     5.04   4.74      4.98  4.67      4.99  4.69
5.38    5.19    5.38    5.17    5.37    5.09     4.98   4.74      4.97  4.68      5.04  4.71
                                                                                  5.04  4.73
                                                                                  5.04  4.72
                                                                                  5.06  4.72
                                                                                  5.06  4.73

                          Weekly 7-day average yield

The funds are compared to their respective IBC Financial Data category: The First Tier Money Market Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and tracked by IBC Financial Data; Government Money Market Fund Average includes all non-institutional government money market funds tracked by IBC Financial Data; Tax-Exempt Money Fund Average consists of all non-institutional tax-free money market funds tracked by IBC Financial Data.

 KEMPER GOVERNMENT MONEY FUND COMPARED TO GOVERNMENT MONEY MARKET FUNDS FROM 8/1/95 THROUGH 7/30/96

GOVERNMENT MONEY FUND
                                  [LINE GRAPH]

  8/1/95            9/26          11/21              1/16             3/12           5/7           7/30/96
5.51    5.15    5.42    5.05    5.38    5.07     5.26   4.86      4.94  4.56      4.97  4.57     5.05   4.67
5.47    5.13    5.41    5.13    5.42    5.09     5.22   4.85      5     4.64      4.95  4.57
5.45    5.12    5.34    5.05    5.43    5.06     5.16   4.84      4.97  4.58      5.04  4.57
5.46    5.11    5.43    5.05    5.39    5.04     5.12   4.72      5.04  4.63      4.96  4.57
5.47    5.08    5.4     5.03    5.39    5.05     5.03   4.64      5.02  4.6       4.98  4.6
5.43    5.09    5.4     5.06    5.48    4.98     4.97   4.62      5     4.6       5.01  4.59
5.44    5.08    5.41    5.03    5.39    4.97     4.97   4.59      4.99  4.56      4.99  4.6
5.42    5.08    5.41    5.05    5.3     4.92     4.96   4.62      5     4.57      5.07  4.6
                                                                                  5.02  4.63
                                                                                  5.02  4.64
                                                                                  5.04  4.6
                                                                                  5.05  4.61

                          Weekly 7-day average yield

 KEMPER TAX-FREE MONEY FUND COMPARED TO TAX-EXEMPT MONEY MARKET FUNDS FROM 7/31/95 THROUGH 7/29/96

TAX-FREE MONEY FUND
                                  [LINE GRAPH]

  8/1/96            9/26          11/21              1/16             3/12           5/7           7/29/96
3.7     3.25    3.64    3.37    3.59    3.28     3.26   2.86      3.02  2.65      3.35  3.14
3.63    3.12    3.75    3.51    3.56    3.25     3.15   2.77      3.05  2.7       3.38  3.15     3.27   2.94
3.72    3.23    3.47    3.16    3.49    3.17     3.22   2.86      3.1   2.78      3.42  3.12
3.66    3.23    3.47    3.11    3.41    3.05     3.19   2.81      3.15  2.83      3.41  3.06
3.66    3.18    3.52    3.2     3.69    3.41     3.15   2.79      3.09  2.69      3.31  2.97
3.61    3.14    3.58    3.28    3.85    3.67     3.13   2.81      3.12  2.84      3.18  2.73
3.5     3.02    3.51    3.2     4.14    3.88     3.14   2.83      3.3   2.99      3.18  2.79
3.6     3.22    3.55    3.25    3.46    3.1      3.11   2.79      3.38  3.17      3.26  2.88
                                                                                  3.26  2.85
                                                                                  2.92  2.38
                                                                                  2.89  2.35
                                                                                  3.18  2.78

                          Weekly 7-day average yield

Please note: the tax-equivalent yield for Kemper Tax-Free Money Fund was 5.20% based on an annualized 7-day yield of 3.27% on 7/29/96 (at a marginal federal income tax rate of 37.1%).

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION*

                         [PIE GRAPH]

-------------------------------------------------------------------
            KEMPER MONEY MARKET FUND               ON 7/31/96
-------------------------------------------------------------------
COMMERCIAL PAPER                                        69%
-------------------------------------------------------------------
DOMESTIC CDS                                             5
-------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   23
-------------------------------------------------------------------
U.S. TREASURY AND AGENCY NOTES                           3
-------------------------------------------------------------------
TOTAL                                                  100%
-------------------------------------------------------------------

--------------------------------------------------------------------------------
                        [PIE CHART]

-------------------------------------------------------------------
KEMPER GOVERNMENT MONEY FUND                       ON 7/31/96
-------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   59%
-------------------------------------------------------------------
FEDERAL AGENCIES                                        35
-------------------------------------------------------------------
U.S. TREASURIES                                          6
-------------------------------------------------------------------
TOTAL                                                  100%
-------------------------------------------------------------------

--------------------------------------------------------------------------------
                        [PIE CHART]

-------------------------------------------------------------------
KEMPER TAX-FREE MONEY FUND                          ON 7/31/96
-------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER                              50%
-------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES                               43
-------------------------------------------------------------------
TENDER SECURITIES                                         2
-------------------------------------------------------------------
GENERAL MARKET OBLIGATIONS                                5
-------------------------------------------------------------------
TOTAL                                                   100%
-------------------------------------------------------------------


* The portfolio composition and holdings are subject to change.

--------------------------------------------------------------------------------

AVERAGE WEIGHTED MATURITY

-------------------------------------------------------------------
                                                    ON 7/30/96
-------------------------------------------------------------------
KEMPER MONEY MARKET FUND                                32 DAYS
--------------------------------------------------------------------
FIRST TIER MONEY FUND AVERAGE++                         53
--------------------------------------------------------------------
KEMPER GOVERNMENT MONEY FUND                            32
--------------------------------------------------------------------
GOVERNMENT MONEY FUND AVERAGE++                         44
--------------------------------------------------------------------
KEMPER TAX-FREE MONEY FUND                              27
--------------------------------------------------------------------
TAX-FREE MONEY FUND AVERAGE++                           49
--------------------------------------------------------------------

   ++ The portfolios are compared to their respective IBC Financial Data category: The First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and tracked by IBC Financial Data; Government Money Fund Average includes all non-institutional government money market funds tracked by IBC Financial Data; Tax-Exempt Money Fund Average consists of all non-institutional tax-free money market funds tracked by IBC Financial Data. The tax-free averaged weighted maturities are as of 7/29/96.

PORTFOLIO OF INVESTMENTS

KEMPER MONEY MARKET FUND

Investments at July 31, 1996
(VALUE IN THOUSANDS)

--------------------------------------------------------
               CORPORATE OBLIGATIONS               VALUE
--------------------------------------------------------
BANKING--2.6%
    (a) NationsBank N.A.
          5.71%, 9/18/96                      $   15,002
        Nordbanken N.A. Inc.
          5.43%, 8/5/96                           14,991
        Sumitomo Bank Capital Markets, Inc.
          5.52%-5.53%, 8/5/96-8/19/96             49,916
    (a) Wells Fargo & Co.
          5.58%, 9/18/96                          30,004
        ------------------------------------------------
                                                 109,913
--------------------------------------------------------
BUSINESS LOANS--23.4%
        Astro Capital Corp.
          5.50%-5.53%, 8/30/96-9/10/96            49,739
        Broadway Capital Corp.
          5.47%, 8/1/96                           15,000
        CSW Credit, Inc.
          5.46%, 8/28/96                          24,898
        CXC Incorporated
          5.42%-5.46%, 8/8/96-9/19/96             74,748
        Clipper Receivables Corp.
          5.40%, 8/23/96                          24,918
        Corporate Receivables Corp.
          5.41%-5.43%, 8/14/96-8/26/96            74,806
    (a) Emprise I Corporation
          5.70%, 9/23/96                          25,000
        Enterprise Funding Corp.
          5.35%-5.45%, 8/1/96-8/16/96             44,967
    (a) Finova Capital Corporation
          5.58%, 8/15/96                          50,000
        First Brands Commercial Inc.
          5.45%, 8/12/96                          24,959
    (a) Heller Financial, Inc.
          5.61%-5.66%, 8/1/96-10/1/96             50,018
        Jet Funding Corporation
          5.54%, 9/30/96                          49,547
        Madison Funding Corp.
          5.50%, 8/20/96-9/18/96                  49,746
        Monte Rosa Capital Corp.
          5.41%, 8/12/96                          24,959
        National Fleet Funding Corp.
          5.44%-5.49%, 8/21/96-8/23/96            49,842
        Orix America, Inc.
          5.50%-5.62%, 8/1/96-9/3/96              44,899
        Prudential Funding Corp.
          5.38%, 8/12/96                          24,959
    (a) Sanwa Business Credit Corp.
          5.55%-5.57%, 8/5/96-8/16/96             50,000
        Stellar Capital Corporation
          5.47%, 9/12/96                          34,778
        Strategic Asset Funding Corp.
          5.50%-5.66%, 9/3/96-10/31/96            49,523
        WCP Funding Inc.
          5.41%-5.42%, 8/20/96-9/13/96            49,769
        Windmill Funding Corp.
          5.44%, 8/15/96-9/9/96                   49,801
        Working Capital Management Co.,
          L.P.
          5.42%-5.48%, 8/13/96-8/14/96            49,906
        ------------------------------------------------
                                                 986,782

--------------------------------------------------------
                                                  VALUE
--------------------------------------------------------
CAPITAL AND EQUIPMENT LENDING--4.8%
        Deere (John) Capital Corporation
          5.42%, 8/22/96                      $   49,843
        Golden Manager's Acceptance Corp.
          5.40%, 8/21/96                          49,851
        IBM Credit Corp.
          5.98%, 5/29/97                          24,951
        SRD Finance Inc.
          5.44%-5.45%, 8/8/96-8/22/96             79,821
        ------------------------------------------------
                                                 204,466
--------------------------------------------------------
COMMUNICATIONS AND MEDIA--1.8%
        Electronic Data Systems Corp.
          5.35%-5.44%, 8/2/96-8/20/96             74,921
--------------------------------------------------------
CONSUMER LENDING--11.6%
        American Express Credit Corp.
          5.36%, 8/14/96                          49,904
    (a) American Honda Finance Corporation
          5.50%-5.53%, 8/5/96-8/7/96              64,985
        Chrysler Financial Corporation
    (a)   5.88%, 8/15/96                          10,006
          5.92%, 3/17/97                          10,092
        Countrywide Funding Corporation
          5.43%, 8/27/96                          24,903
        Ford Motor Credit Company
    (a)   5.33%, 8/5/96                           10,000
          5.39%, 8/27/96                          24,903
    (b) GMAC Mortgage Corporation
        of Pennsylvania
          5.68%, 8/30/96                          44,795
        General Motors Acceptance Corp.
          5.80%, 3/24/97                          15,014
    (a) Household Finance Corp.
          5.47%, 8/28/96                          25,000
        Mitsubishi Motors Credit of
          America, Inc.
          5.47%-5.48%, 8/1/96-8/5/96              49,985
        New Center Asset Trust
          5.41%, 8/26/96                          49,814
        PHH Corporation
    (a) 5.45%, 8/6/96                              9,996
        5.43%, 8/7/96-8/13/96                     49,933
        Sears Roebuck Acceptance Corp.
          5.42%, 9/12/96                          49,686
        ------------------------------------------------
                                                 489,016
--------------------------------------------------------
CONSUMER PRODUCTS AND SERVICES--1.2%
        Coca-Cola Enterprises Inc.
          5.45%, 8/7/96                           49,955
--------------------------------------------------------
DIVERSIFIED FINANCE--6.5%
        APEX Funding Corp.
          5.66%, 10/31/96                         24,648
        Associates Corporation of North
        America
          5.44%, 8/26/96                          49,813
    (a) CIT Group Holdings Inc.
          5.35%, 8/1/96                           14,986
        Dynamic Funding Corporation
          5.50%-5.59%, 8/5/96-8/16/96             59,931
        General Electric Capital Corp.
          5.41%, 8/19/96                          49,866

PORTFOLIO OF INVESTMENTS

(Value in thousands)

--------------------------------------------------------
                                                  VALUE
--------------------------------------------------------
          Norwest Financial, Inc.
          5.41%, 8/14/96                      $   24,951

          Old Line Funding Corp.
          5.40%-5.43%, 8/20/96-9/4/96             49,802
          ----------------------------------------------
                                                 273,997
--------------------------------------------------------
FINANCIAL SERVICES--7.3%
   (a) Bear Stearns Companies Inc.
          5.52%-5.53%, 8/6/96-8/19/96             55,000
   (a) CS First Boston, Inc.
          5.51%, 8/14/96                          30,000
   (a) Goldman, Sachs & Co.
          5.47%, 8/25/96                          50,000
   (a)(b) Lehman Brothers Holdings Inc.
          5.59%, 8/21/96                          50,000
       Morgan Stanley Group Inc.
          5.40%, 8/13/96                          24,955
       Nomura Holding America Inc.
          5.40%-5.47%, 8/5/96-8/12/96             49,944
       Salomon Inc.
          6.00%-6.42%, 1/17/97-4/21/97            48,207
          ----------------------------------------------
                                                 308,106
--------------------------------------------------------
HEALTH CARE AND PRODUCTS--1.2%
        American Home Products Corporation
          5.45%, 8/15/96                          24,948
        A.H. Robins Company, Incorporated
          5.46%, 8/15/96                          24,947
        ------------------------------------------------
                                                  49,895
--------------------------------------------------------
MANUFACTURING AND INDUSTRIAL--2.7%
        DIC Americas, Inc.
          5.48%, 8/30/96                          24,890
        IBM Corporation
          5.26%, 2/28/97                          24,964
        Monsanto Co.
          5.37%, 8/5/96                           24,985
        Whirlpool Corporation
          5.47%, 8/22/96-8/23/96                  39,871
        ------------------------------------------------
                                                 114,710
--------------------------------------------------------
UTILITIES--6.2%
        AES Shady Point, Inc.
          5.43%-5.50%, 8/15/96-9/5/96             74,687
        Brazos River Authority, Texas
          5.43%, 8/8/96                           50,000
        GTE Corporation
          5.41%, 8/30/96                          24,892
        Gulf Coast Waste Authority, Texas
          5.43%, 9/9/96                           40,000
        New Hampshire Industrial
        Development Authority
          5.43%, 8/8/96                           25,000
        Nynex Corporation
          5.42%-5.45%, 8/6/96-8/19/96             49,914
        ------------------------------------------------
                                                 264,493
        ------------------------------------------------
        TOTAL CORPORATE OBLIGATIONS--69.3%
        (average maturity: 30 days)            2,926,254
        ------------------------------------------------

--------------------------------------------------------
        BANK OBLIGATIONS                          VALUE
--------------------------------------------------------
CERTIFICATES OF DEPOSITS

    (a) FCC National Bank
          5.36%, 8/1/96                       $   14,998
    (a) First National Bank of Boston
          5.36%, 8/1/96                           24,991
        Harris Trust & Savings Bank
          6.10%, 6/17/97                          14,992
    (a) Key Bank of Maine
          5.44%, 8/14/96                          29,988
        MBNA America Bank N.A.
          5.41%-5.42%, 8/21/96-9/12/96            50,000
    (a) Mercantile Bankshares Corporation
          5.61%, 8/19/96                          25,008
        NationsBank N.A.
          5.72%, 4/30/97                          19,991
    (a) PNC Bank N.A.
          5.40%-5.41%, 8/5/96-8/20/96             49,989
        ------------------------------------------------
        TOTAL BANK
        OBLIGATIONS--5.4%
        (average maturity: 58 days)              229,957
        ------------------------------------------------
--------------------------------------------------------
(C) REPURCHASE AGREEMENTS
        (Dated 6/96 and 7/96,
        collateralized by Federal Home Loan
        Mortgage Corporation, Federal
        National Mortgage Association,
        Government National Mortgage
        Association and U.S. Treasury
        securities)
        Chase Securities, Inc.
        (held at The Chase Manhattan Bank, N.A.)
          5.41%, 8/14/96-8/23/96                 100,000
        Goldman, Sachs & Co.
        (held at The Bank of New York)
          5.40%-5.65%, 8/1/96-9/11/96            375,000
        Lehman Government Securities Inc.
        (held at The Chase Manhattan Bank, N.A.)
          5.36%-5.42%, 8/6/96-9/10/96            425,000
        Salomon Brothers Inc.
        (held at The Bank of New York)
          5.40%, 9/13/96                          50,000
        ------------------------------------------------
        TOTAL REPURCHASE
        AGREEMENTS--22.5%
        (AVERAGE MATURITY: 27 DAYS)              950,000
        ------------------------------------------------
--------------------------------------------------------
    U.S. TREASURY AND AGENCY NOTES
        U.S. Treasury
          5.06%, 1/31/97                          65,753
    (a) Federal National Mortgage
          Association
          5.59%, 8/6/96                           54,450
        ------------------------------------------------
        TOTAL U.S. TREASURY AND AGENCY
        NOTES--2.8%
        (average maturity: 102 days)             120,203
        ------------------------------------------------
        TOTAL INVESTMENTS--100%
        (AVERAGE MATURITY: 33 DAYS)            4,226,414
        ------------------------------------------------
        LIABILITIES, LESS CASH
        AND OTHER ASSETS                            (639)
        ------------------------------------------------
        NET ASSETS--100%                      $4,225,775
        ------------------------------------------------


     See accompanying Notes to Portfolios of Investments.

PORTFOLIO OF INVESTMENTS


KEMPER GOVERNMENT MONEY FUND

INVESTMENTS AT JULY 31, 1996
(VALUE IN THOUSANDS)

-------------------------------------------------------
  U.S. TREASURY NOTES --5.9%
  (AVERAGE MATURITY: 183 DAYS)
       5.13%, 1/31/97                          $ 39,438
-------------------------------------------------------
  SHORT-TERM NOTES (ISSUED OR
  GUARANTEED BY U.S. GOVERNMENT
  AGENCIES OR INSTRUMENTALITIES)
 (a) Agency for International Development
       Government of Israel
         5.75%, 8/6/96                            5,262
 (a) Export-Import Bank of the United States
       Cathay Pacific Airways Limited
         5.69%, 8/13/96                           6,425
     KA Leasing, Ltd.
         5.69%, 8/15/96                           8,700
     Kuwait Investment Authority
         5.80%, 8/15/96                          14,980
     VARIG Brazilian Airlines
         5.69%, 8/15/96                           9,051
     Federal Farm Credit Banks
         5.81%, 8/1/96                           10,800
     Federal Home Loan Bank
 (a)     5.43%, 8/2/96                            9,102
         6.02%, 6/2/97                            2,506
     Federal Home Loan Bank
       Downey Savings & Loan
         5.58%, 11/14/96                          3,149
 (a) Federal National Mortgage Association
         5.59%-5.85%, 8/1/96-8/6/96              45,199
 (a) Overseas Private Investment Corporation
       International Paper Company
         5.69%, 8/15/96                           6,000
     Omolon
         5.64%, 8/6/96                           20,500
 (a) Student Loan Marketing Association
         5.53%-5.87%, 8/6/96-6/30/97             86,024
     Tennessee Valley Authority
         5.18%, 1/15/97                           2,007
     --------------------------------------------------
     TOTAL SHORT-TERM NOTES--34.2%
     (average maturity: 38 days)                229,705
     --------------------------------------------------
-------------------------------------------------------
(C) REPURCHASE AGREEMENTS
     (Dated 7/96, collateralized by Federal
     Home Loan Mortgage Corporation, Federal
     National Mortgage Association,
     Government National Mortgage
     Association and U.S. Treasury securities)
     Bear, Stearns & Co. Inc.
         5.39%-5.40%, 8/5/96-8/19/96           $ 74,000
     CS First Boston Inc.
     (held at The Chase Manhattan Bank, N.A.)
         5.80%, 8/1/96                            7,000
     Chase Securities, Inc.
     (held at The Chase Manhattan Bank, N.A.)
         5.37%-5.39%, 8/5/96-8/7/96              55,000
     Donaldson, Lufkin & Jenrette Securities
     Corporation
     (held at The Chase Manhattan Bank, N.A.)
         5.75%, 8/1/96                           15,500
     Goldman, Sachs & Co.
     (held at The Bank of New York)
         5.40%-5.42%, 9/4/96-9/18/96             60,000
     Lehman Government Securities Inc.
     (held at The Chase Manhattan Bank, N.A.)
         5.39%-5.42%, 8/14/96-9/4/96             52,000
     Nikko Securities Co. International, Inc.
     (held at The Bank of New York)
         5.37%-5.75%, 8/1/96-8/19/96             31,000
     Nomura Securities International, Inc.
     (held at The Bank of New York)
         5.40%-5.41%, 8/14/96-8/19/96            73,000
     Salomon Brothers Inc.
     (held at The Bank of New York)
         5.43%, 8/7/96                           30,500
     --------------------------------------------------
     TOTAL REPURCHASE AGREEMENTS--59.2%
     (average maturity: 14 days)                398,000
     --------------------------------------------------
     TOTAL INVESTMENTS--99.3%
     (average maturity: 32 days)                667,143
     --------------------------------------------------
     CASH AND OTHER ASSETS, LESS
     LIABILITIES--.7%                             4,898
     --------------------------------------------------
     NET ASSETS--100%                          $672,041
     --------------------------------------------------

PORTFOLIO OF INVESTMENTS

KEMPER TAX-FREE MONEY FUND

INVESTMENTS AT JULY 31, 1996
(VALUE IN THOUSANDS)

---------------------------------------------------------
           VARIABLE RATE
   (A)     DEMAND SECURITIES             VALUE

---------------------------------------------------------
ALABAMA
           Livingston
           Industrial Development Authority
               4.25%                            $  3,900
---------------------------------------------------------
ARIZONA
           Apache County
           Industrial Development Authority
               3.65%                              10,000
---------------------------------------------------------
CALIFORNIA
           Los Angeles
           Harbor Improvement Corporation
               3.70%                              11,500
---------------------------------------------------------
COLORADO
           Denver
           Multi-Family Housing Revenue
               3.60%                               9,100
---------------------------------------------------------
DISTRICT OF COLUMBIA
           General Obligation
               3.75%                              19,900
---------------------------------------------------------
FLORIDA
           Dade County
           Aviation Facilities Revenue
               4.05%                               8,200
           Naples
           Hospital Revenue
               3.80%                               8,000
---------------------------------------------------------
GEORGIA
           Fulton County
           Development Authority
               3.72%                              10,445
           Wayne County
           Solid Waste Management Authority
               4.45%                               3,000
---------------------------------------------------------
ILLINOIS
           Chicago
           Development Finance Authority
               3.93%                              19,500
           Educational Facilities Authority
               3.65%                               8,900
           Health Facilities Authority
               3.70%                               7,000
           Hillside
           Economic Development Authority
               3.85%                               6,000
           Mundelein
           Industrial Development Revenue
               3.85%                               6,500
           Richmond
           Industrial Development Revenue
               3.90%                               4,000
           Student Loan Revenue
               3.75%                               6,000
---------------------------------------------------------
INDIANA
           Fort Wayne
           Hospital Authority
               3.56%                            $  6,300
           Rockport
           Pollution Control Revenue
               3.65%                               6,745
---------------------------------------------------------
KANSAS
           Kansas City
           Pollution Control Revenue
               3.80%                               4,350
---------------------------------------------------------
KENTUCKY
           Development Finance Authority
               3.70%                               8,025
           Higher Education Student Loan
           Corporation
               3.65%                               5,000
           Lexington-Fayette
           Urban County Government
               3.85%                               5,100
           Todd County
           Industrial Development Revenue
               3.75%                               2,600
---------------------------------------------------------
LOUISIANA
           Caddo Parish
           Industrial Development Board
               4.10%                               2,800
           Jefferson Parish
           Hospital Revenue
               3.60%                               7,200
---------------------------------------------------------
MARYLAND
           Baltimore County
           Multi-Family Housing Revenue
               3.85%                               3,900

---------------------------------------------------------
MICHIGAN
           Dearborn
           Economic Development Corporation
               3.70%                               7,700
---------------------------------------------------------
MINNESOTA
           Minneapolis
           Community Development Agency
               3.75%                               5,000
---------------------------------------------------------
MISSOURI
           Kirksville
           Industrial Development Authority
               4.25%                               6,900

PORTFOLIO OF INVESTMENTS

(Value in thousands)

--------------------------------------------------------
                                                  VALUE
--------------------------------------------------------
NEVADA
           Department of Commerce
               3.95%                            $  4,650
--------------------------------------------------------
NEW YORK
           Municipal Water Finance Authority
               3.70%                               4,500
           New York City
           General Obligation
               3.70%                               8,900
--------------------------------------------------------
NORTH CAROLINA
           Hospital Revenue
               3.70%                              11,400
           Lenoir County
           Pollution Control Financing
             Authority
               3.90%                               5,000
--------------------------------------------------------
OHIO
           Pollution Control Revenue
               3.70%                               2,500
--------------------------------------------------------
PENNSYLVANIA
           Berks County
           Redevelopment Authority
               4.60%                               8,000
           Philadelphia
             Authority for Industrial
               Development
               3.85%                               5,400
             Industrial Development Authority
               3.65%                               7,200
--------------------------------------------------------
TENNESSEE
           Clarksville
           Public Building Authority
               3.65%                               4,600
           Maury County
           Water Facility Revenue
               3.95%                               2,500
--------------------------------------------------------
TEXAS
           Calhoun County
           Industrial Development Authority
               3.75%                               5,000
           Gulf Coast
           Industrial Development Authority
               3.70%                               1,700
           Trinity River Authority
               3.80%                               9,200

--------------------------------------------------------
UTAH
           Springville
           Industrial Development Revenue
               3.65%                               5,000
--------------------------------------------------------
VIRGINIA
           Louisa County
           Industrial Development Authority
               3.65%                               5,000

--------------------------------------------------------
WASHINGTON
           Port Angeles
           Industrial Development Corporation
               4.25%                            $ 10,100
           ---------------------------------------------
           TOTAL VARIABLE RATE DEMAND
           SECURITIES--43.1%
           (average maturity: 6 days)            314,215
           ---------------------------------------------
           OTHER SECURITIES
--------------------------------------------------------
ALASKA
           Valdez
           Marine Terminal Revenue
               3.40%-3.75%, 8/21/96-9/20/96       30,975
--------------------------------------------------------
ARIZONA
           Salt River Project
           Agricultural Improvement and Power
           District
           3.40%-3.70%, 8/8/96-9/19/96            27,800
--------------------------------------------------------
CALIFORNIA
           Revenue Anticipation Warrants
               3.97%, 6/30/97                      7,333
--------------------------------------------------------
COLORADO
           Denver City and County
           Airport System Revenue
               3.65%-3.95%, 8/8/96-8/21/96        28,600
--------------------------------------------------------
CONNECTICUT
           Mashantucket (Western) Pequot
             Tribe
               3.40%, 10/17/96                     3,500
--------------------------------------------------------
FLORIDA
           Orlando
           Waste Water System Revenue
               3.50%-3.70%, 8/8/96-9/19/96        11,200
           Sarasota County
           Public Hospital District
               3.60%, 8/20/96                      1,660
--------------------------------------------------------
GEORGIA
           Municipal Electric Authority
               3.70%, 8/12/96-8/15/96             12,300
           Municipal Gas Authority
               3.50%, 8/8/96                       2,905
--------------------------------------------------------
ILLINOIS
           Chicago
           General Obligation
               3.60%, 9/10/96                      5,000
           Development Finance Authority
               4.00%-4.40%, 12/2/96-2/3/97         5,990
           Educational Facilities Authority
               3.30%, 8/12/96                      8,610

PORTFOLIO OF INVESTMENTS

(Value in thousands)

----------------------------------------------------------
                                                 VALUE
----------------------------------------------------------
INDIANA
           Bond Bank
           Advance Funding Program Notes
               3.50%, 1/9/97                    $  8,025
           Gary
           Environmental Improvement Revenue
               3.65%, 9/17/96                      4,000
           Jasper County
           Pollution Control Revenue
               3.45%-3.70%, 8/9/96-8/19/96         4,000
           Sullivan
           Pollution Control Revenue
               3.30%-3.45%, 8/12/96-8/20/96        8,100
--------------------------------------------------------
KANSAS
           Burlington
           Pollution Control and Improvement
           Revenue
               3.50%, 8/14/96                      6,535
--------------------------------------------------------
KENTUCKY
           Danville
           Multi-City Lease Revenue
               3.75%, 9/11/96                     17,495
           Pendleton County
           Multi-County Lease Revenue
               3.70%-3.75%, 8/15/96-9/11/96        8,600
--------------------------------------------------------
MARYLAND
           Anne-Arundel County
           Port Facilities Revenue
               3.50%-3.75%, 8/19/96-9/20/96       21,900
--------------------------------------------------------
MICHIGAN
           Strategic Fund
               3.65%-3.75%, 8/8/96-9/12/96        10,550
--------------------------------------------------------
MINNESOTA
           University of Minnesota
               3.50%-3.65%, 8/14/96-9/26/96        5,400
--------------------------------------------------------
NEW YORK
           Nassau County
           Revenue Anticipation Notes
               3.40%, 3/5/97                       7,415
           Power Authority
               3.73%, 8/13/96                      5,000
           State Dormitory Authority
               3.65%, 8/14/96-9/11/96              7,721

--------------------------------------------------------
NORTH CAROLINA
           Municipal Power Agency
               3.50%, 8/12/96-8/14/96             22,000
--------------------------------------------------------
OHIO
           Air Quality Development Authority
               3.60%, 9/20/96                      2,800

--------------------------------------------------------
OKLAHOMA
           Oklahoma City
           Industrial Authority
               3.85%, 9/3/96                    $  8,000
--------------------------------------------------------
PENNSYLVANIA
           Delaware County
           Redevelopment Authority
               3.60%, 9/19/96                      5,300
           Philadelphia School District
           Tax and Revenue Anticipation Notes
               4.00%, 6/30/97                      8,236
--------------------------------------------------------
TEXAS
           Austin
           Combined Utility Systems
               3.50%, 8/13/96                      4,950
           Brazoria County
           Brazos River Harbor Navigation
             District
               3.60%-3.75%, 9/11/96-9/25/96       17,600
           Harris County
           Health Facilities Development
           Corporation
               3.60%, 8/21/96                      6,200
           Houston
           Water and Sewer System
               3.45%, 8/20/96                      1,500
           Lower Colorado River Authority
               3.50%, 8/12/96                      5,000
           San Antonio
           Electric and Gas Systems
               3.25%-3.50%, 8/8/96-9/12/96        19,300
           Tax and Revenue Anticipation Notes
               3.94%, 8/30/96                      6,004
--------------------------------------------------------
UTAH
           Intermountain Power Agency
               3.40%-3.50%, 8/14/96-8/21/96       10,825
--------------------------------------------------------
VIRGINIA
           Chesterfield
           Industrial Development Authority
               3.60%-3.65%, 9/17/96-9/19/96       12,750
           Norfolk
           Industrial Development Authority
               3.40%-3.70%, 8/8/96-8/21/96        15,000
           Prince William County
           Industrial Development Authority
               3.75%, 9/11/96                      4,700
           York County
           Industrial Development Authority
               3.75%, 9/11/96                      6,800

PORTFOLIO OF INVESTMENTS

(Value in thousands)

--------------------------------------------------------
                                                 VALUE
--------------------------------------------------------
WYOMING
           Sweetwater
           Pollution Control Revenue
               3.65%, 9/20/96                   $  1,500
           ---------------------------------------------
           TOTAL OTHER
           SECURITIES--57.5%
           (average maturity: 46 days)           419,079
           ---------------------------------------------
           TOTAL INVESTMENTS--100.6%
           (average maturity: 29 days)           733,294
           ---------------------------------------------
           LIABILITIES, LESS
           OTHER ASSETS--(.6)%                    (4,276)
           ---------------------------------------------
           NET ASSETS--100%                     $729,018
           ---------------------------------------------

 NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at July 31, 1996. The dates shown represent the demand date or the next interest rate change date. Securities in Kemper Tax-Free Money Fund shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At July 31, 1996, the aggregate value of illiquid securities was $94,795,000 in Kemper Money Market Fund, which represented 2.2% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Funds' custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Funds so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS

KEMPER MONEY FUNDS

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Kemper Money Market Fund, Kemper Government Money Fund and Kemper Tax-Free Money Fund, comprising Kemper Money Funds (formerly Kemper Money Market Fund), as of July 31, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1992. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Kemper Money Funds at July 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1992, in conformity with generally accepted accounting principles.

                                                              ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          September 18, 1996

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1996
(IN THOUSANDS)

                                                                       KEMPER        KEMPER       KEMPER
                                                                       MONEY       GOVERNMENT    TAX-FREE
                                                                       MARKET        MONEY        MONEY
                                                                        FUND          FUND         FUND
 ASSETS
Investments, at amortized cost:
  Short-term securities                                              $3,276,414      269,143      733,294
---------------------------------------------------------------------------------------------------------
  Repurchase agreements                                                 950,000      398,000           --
---------------------------------------------------------------------------------------------------------
Cash                                                                      2,675        3,236           --
---------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                               10,029        3,092        4,629
---------------------------------------------------------------------------------------------------------
  Fund shares sold                                                        9,345          896        1,367
---------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                      4,248,463      674,367      739,290
---------------------------------------------------------------------------------------------------------

 LIABILITIES AND NET ASSETS

Cash overdraft                                                               --           --           75
---------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                               3,532          557          394
---------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                   16,051        1,373        2,026
---------------------------------------------------------------------------------------------------------
  Securities purchased                                                       --           --        7,333
---------------------------------------------------------------------------------------------------------
  Management fee                                                            950          149          163
---------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                  1,338          164          148
---------------------------------------------------------------------------------------------------------
  Other                                                                     817           83          133
---------------------------------------------------------------------------------------------------------
    Total liabilities                                                    22,688        2,326       10,272
---------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                          $4,225,775      672,041      729,018
---------------------------------------------------------------------------------------------------------

 THE PRICING OF SHARES

Shares outstanding                                                    4,225,775      672,041      729,018
---------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                            $1.00         1.00         1.00
---------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Year ended July 31, 1996
(IN THOUSANDS)

                                                                        KEMPER       KEMPER       KEMPER
                                                                        MONEY      GOVERNMENT    TAX-FREE
                                                                        MARKET       MONEY        MONEY
                                                                         FUND         FUND         FUND
 NET INVESTMENT INCOME
Interest income                                                        $235,498      36,715       28,455
---------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                         11,134       1,747        2,032
---------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                  8,462       1,071          710
---------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                   582          92          103
---------------------------------------------------------------------------------------------------------
  Registration costs                                                         87          70           68
---------------------------------------------------------------------------------------------------------
  Professional fees                                                         108          14           17
---------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                  276          13           14
---------------------------------------------------------------------------------------------------------
    Total expenses                                                       20,649       3,007        2,944
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   214,849      33,708       25,511
---------------------------------------------------------------------------------------------------------
Net realized loss on investments                                        (28,328)         --           --
---------------------------------------------------------------------------------------------------------
Change in unrealized depreciation on investments                         28,328          --           --
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $214,849      33,708       25,511
---------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

Years ended July 31, 1996 and 1995
(IN THOUSANDS)

                                               KEMPER                    KEMPER                  KEMPER
                                            MONEY MARKET            GOVERNMENT MONEY         TAX-FREE MONEY
                                                FUND                      FUND                    FUND
                                      ------------------------    --------------------    --------------------
                                         1996          1995         1996        1995        1996        1995
 OPERATIONS, DIVIDENDS AND
 CAPITAL SHARE ACTIVITY
Net investment income                 $  214,849       210,099      33,708      31,590      25,511      26,591
--------------------------------------------------------------------------------------------------------------
Net realized loss                        (28,328)           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation         28,328       (28,328)         --          --          --          --
--------------------------------------------------------------------------------------------------------------
Capital contribution from
investment manager                            --        28,328          --          --          --          --
--------------------------------------------------------------------------------------------------------------
Dividends to shareholders from
net investment income                   (214,849)     (210,099)    (33,708)    (31,590)    (25,511)    (26,591)
--------------------------------------------------------------------------------------------------------------
Capital share transactions
(dollar amounts and number of
shares are the same):
  Shares sold                          5,752,934     5,434,790     728,317     808,318     753,317     816,602
--------------------------------------------------------------------------------------------------------------
  Shares issued in reinvestment of
  dividends                              207,091       200,429      32,576      29,447      24,739      25,523
--------------------------------------------------------------------------------------------------------------
                                       5,960,025     5,635,219     760,893     837,765     778,056     842,125
--------------------------------------------------------------------------------------------------------------
  Shares redeemed                     (5,759,348)   (5,758,910)   (692,453)   (941,532)   (809,181)   (874,113)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM
CAPITAL SHARE TRANSACTIONS AND
TOTAL INCREASE (DECREASE) IN NET
ASSETS                                   200,677      (123,691)     68,440    (103,767)    (31,125)    (31,988)
--------------------------------------------------------------------------------------------------------------
 NET ASSETS

Beginning of year                      4,025,098     4,148,789     603,601     707,368     760,143     792,131
--------------------------------------------------------------------------------------------------------------
END OF YEAR                           $4,225,775     4,025,098     672,041     603,601     729,018     760,143
--------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1   DESCRIPTION OF THE FUNDS Kemper Money Funds (the Trust) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares. Kemper Money Market Fund invests primarily in short-term high quality obligations of major banks and corporations. Kemper Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. Kemper Tax-Free Money Fund invests in short-term high quality municipal securities.

--------------------------------------------------------------------------------
2    SIGNIFICANT             INVESTMENT VALUATION. Investments are stated at
     ACCOUNTING POLICIES     amortized cost, which approximates market value. In
                             the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                             INVESTMENT TRANSACTIONS AND INTEREST INCOME.
                             Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                             EXPENSES. Expenses arising in connection with a Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Fund determines its net asset value per share (NAV) by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for Kemper Money Market Fund and Kemper Government Money Fund and at 11:00 a.m. and 3:00 p.m. Chicago time for Kemper Tax-Free Money Fund. Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all taxable realized gains (losses) on portfolio securities, minus all expenses of the Fund.

                             FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no Federal income tax provision is required.

--------------------------------------------------------------------------------
3    TRANSACTIONS WITH       MANAGEMENT AGREEMENT. The Trust has a management
     AFFILIATES              agreement with Zurich Kemper Investments, Inc.
                             (ZKI) and pays a management fee at an annual rate of .50% of the first $215 million of average daily net assets declining to .25% of average daily net assets in excess of $800 million. During the year ended July 31, 1996, the Trust incurred management fees of $14,913,000.

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Trust. Under the agreement, KSvC received shareholder services fees of $6,709,000 for the year ended July 31, 1996.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of ZKI. During the year ended July 31, 1996, the Trust made no payments to its officers and incurred trustees' fees of $65,000 to independent trustees.

FINANCIAL HIGHLIGHTS

                                                                    KEMPER MONEY MARKET FUND
                                                                       YEAR ENDED JULY 31,
                                                 1996           1995           1994           1993           1992
-------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                 $1.00           1.00           1.00           1.00           1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared         .05            .05            .03            .03            .04
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                       $1.00           1.00           1.00           1.00           1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        5.34%          5.34           3.20           2.96           4.45
 RATIOS TO AVERAGE NET ASSETS
Expenses                                             .50%           .52            .52            .52            .49
-------------------------------------------------------------------------------------------------------------------------
Net investment income                               5.20%          5.19           3.14           2.92           4.42
-------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
Net assets at end of year (in thousands)      $4,225,775      4,025,098      4,148,789      4,499,930      5,664,194
-------------------------------------------------------------------------------------------------------------------------

NOTE: Kemper Money Market Fund's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.62%.


                                                                       KEMPER GOVERNMENT MONEY FUND
                                                                           YEAR ENDED JULY 31,
                                                 1996           1995           1994           1993           1992
-------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                 $1.00           1.00           1.00           1.00           1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared         .05            .05            .03            .03            .04
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                       $1.00           1.00           1.00           1.00           1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        5.34%          5.36           3.20           2.97           4.50
 RATIOS TO AVERAGE NET ASSETS
Expenses                                             .46%           .46            .47            .45            .43
-------------------------------------------------------------------------------------------------------------------------
Net investment income                               5.20%          5.21           3.15           2.94           4.44
-------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
Net assets at end of year (in thousands)        $672,041        603,601        707,368        694,303        926,328
-------------------------------------------------------------------------------------------------------------------------


                                                                      KEMPER TAX-FREE MONEY FUND
                                                                       YEAR ENDED JULY 31,
                                                 1996           1995           1994           1993           1992
-------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                 $1.00           1.00           1.00           1.00           1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared         .03            .03            .02            .02            .04
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                       $1.00           1.00           1.00           1.00           1.00
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        3.44%          3.53           2.33           2.39           3.57
 RATIOS TO AVERAGE NET ASSETS
Expenses                                             .39%           .40            .41            .39            .39
-------------------------------------------------------------------------------------------------------------------------
Net investment income                               3.38%          3.46           2.30           2.36           3.49
-------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
Net assets at end of year (in thousands)        $729,018        760,143        792,131        758,630        796,272
-------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FEDERAL TAX STATUS OF
1996 DIVIDENDS              All of the dividends from Kemper Money Market Fund
                            and Kemper Government Money Fund are taxable as ordinary income. All of the dividends from Kemper
                            Tax-Free Money Fund constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends paid may be includable in the alternative minimum tax calculation.

                            These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Funds to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

TRUSTEES & OFFICERS


TRUSTEES                                OFFICERS

STEPHEN B. TIMBERS                      J. PATRICK BEIMFORD, JR.
President and Trustee                   Vice President

DAVID W. BELIN                          CHARLES R. MANZONI, JR.
Trustee                                 Vice President

LEWIS A. BURNHAM                        JOHN E. NEAL
Trustee                                 Vice President

DONALD L. DUNAWAY                       FRANK J. RACHWALSKI, JR.
Trustee                                 Vice President

ROBERT B. HOFFMAN                       PHILIP J. COLLORA
Trustee                                 Vice President and
                                        Secretary

DONALD R. JONES                         JEROME L. DUFFY
Trustee                                 Treasurer

DOMINIQUE P. MORAX                      ELIZABETH C. WERTH
Trustee                                 Assistant Secretary

SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee


--------------------------------------------------------------------------------
LEGAL COUNSEL                           VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                        222 North LaSalle Street
                                        Chicago, IL 60601

--------------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT               KEMPER SERVICE COMPANY
                                        P.O. Box 419557
                                        Kansas City, MO 64141
                                        1-800-621-1048

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT            INVESTORS FIDUCIARY TRUST COMPANY
                                        127 West 10th Street
                                        Kansas City, MO 64105

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS                    ERNST & YOUNG LLP
                                        233 South Wacker Drive
                                        Chicago, IL 60606

--------------------------------------------------------------------------------
INVESTMENT MANAGER                      ZURICH KEMPER INVESTMENTS, INC.

PRINCIPAL UNDERWRITER                   KEMPER DISTRIBUTORS, INC.
                                        120 S. LaSalle Street Chicago, IL 60603 http://www.kemper.com

               (RECYCLE LOGO)
               Printed on recycled paper.

               This report is not to be distributed unless preceded or accompanied by a Kemper Money
               Funds prospectus.

               KMF - 2 (9/96)                   KEMPER MUTUAL FUNDS LOGO

                                                                 1020770
                                                   Printed in the U.S.A.